Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and balances with related parties
Schedule of balances with related parties, shareholders and other related parties' benefits

	December 31,
	2023	2024
Employee benefits liabilities	1,474	1,274

	Year ended on December 31,
	2022	2023	2024
Salaries and related expenses- related parties employed by the Group (*)	10,185	11,818	7,522
Number of related parties	8	8	6
Compensation for directors not employed by the Group	374	408	42
Number of directors	7	8	12

(*)The figures include share-based payment expenses of $5,172 (2023: $6,692, 2022: $7,333)